                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment  [  ]; Amendment Number:
                                                  --------------
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             The Cincinnati Casualty Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:    028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

          /s/Kenneth S. Miller        Fairfield, Ohio         August 7, 2006
         ----------------------      -----------------       ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                            1
                                                     ---------

Form 13F Information Table Entry Total:                     10
                                                     ---------

Form 13F Information Table Value Total:                142,413
                                                     ---------

List of Other Included Managers:
01 Cincinnati Financial Corporation 13F File No.    028-10798
                                                   -----------



                                              COLUMN 2        COLUMN 3        COLUMN 4        COLUMN 5  SH/PRN      PUT/CALL
                 ISSUER                    TITLE OF CLASS      CUSIP          FMV (000)        SHARES

DUKE ENERGY CORP                           COMMON           26441C105             5,842        198,900  SH
EXXON MOBIL CORPORATION                    COMMON           30231G102            31,902        520,000  SH
FIFTH THIRD BANCORP                        COMMON           316773100            52,468      1,419,979  SH
GENERAL ELECTRIC CO.                       COMMON           369604103               824         25,000  SH
GENUINE PARTS CO                           COMMON           372460105               625         15,000  SH
JOHNSON & JOHNSON                          COMMON           478160104             1,498         25,000  SH
NATIONAL CITY CORPORATION                  COMMON           635405103             9,938        274,612  SH
PROCTER & GAMBLE CORPORATION               COMMON           742718109            13,900        250,000  SH
WELLS FARGO & CO                           COMMON           949746101            14,758        220,000  SH
WYETH                                      COMMON           983024100            10,658        240,000  SH

                                                                                142,413




                                              COLUMN 6        COLUMN 7         COLUMN 8
                 ISSUER                    INVESTMENT DIS     OTH MGRS           SOLE          SHARED       NONE
DUKE ENERGY CORP                           SHARED                01               -             198,900       -
EXXON MOBIL CORPORATION                    SHARED                01               -             520,000       -
FIFTH THIRD BANCORP                        SHARED                01               -           1,419,979       -
GENERAL ELECTRIC CO.                       SHARED                01               -              25,000       -
GENUINE PARTS CO                           SHARED                01               -              15,000       -
JOHNSON & JOHNSON                          SHARED                01               -              25,000       -
NATIONAL CITY CORPORATION                  SHARED                01               -             274,612       -
PROCTER & GAMBLE CORPORATION               SHARED                01               -             250,000       -
WELLS FARGO & CO                           SHARED                01               -             220,000       -
WYETH                                      SHARED                01               -             240,000       -
